GREEN CALIFORNIA TAX FREE INCOME FUND

Portfolio of Investments (Unaudited)

November 30, 2021

SECURITY DESCRIPTION	Par Value	Rate	Maturity	Value

Municipal Bonds (94.46%)
BUTTE-GLENN COMMUNITY COLLEGE DISTRICT
Butte-Glenn Community College District	$1,000,000	4.000%	08/01/2026	$1,023,844

CALIFORNIA HEALTH FACILITIES FINANCING AUTHORITY
California Health Facilities Financing Authority	1,700,000	5.000%	11/01/2027	2,115,549

CALIFORNIA HOUSING FINANCE
California Housing Finance Agency	363,888	4.000%	03/20/2033	419,475

CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK
California Infrastructure & Economic Development Bank	1,200,000	5.000%	10/01/2033	1,415,680

CALIFORNIA MUNICIPAL FINANCE AUTHORITY
California Municipal Finance Authority	800,000	5.000%	05/15/2038	977,707
California Municipal Finance Authority	480,000	5.000%	10/01/2044	593,473

CALIFORNIA STATE UNIVERSITY
California State University	1,100,000	4.000%	11/01/2030	1,138,546

CITY OF LOS ANGELES CA WASTEWATER SYSTEM REVENUE
City of Los Angeles CA Wastewater System Revenue	1,500,000	5.250%	06/01/2047	1,839,156
City of Los Angeles CA Wastewater System Revenue	500,000	5.000%	06/01/2044	571,702

CITY OF ROSEVILLE CA ELECTRIC SYSTEM REVENUE
City of Roseville CA Electric System Revenue	750,000	5.000%	02/01/2025	808,359

CITY OF SAN FRANCISCO CA PUBLIC UTILITIES COMMISSION WATER REVENUE
City of San Francisco CA Public Utilities Commission Water Revenue	1,000,000	5.000%	11/01/2034	1,230,778

EAST BAY MUNICIPAL UTILITY DISTRICT WATER SYSTEM REVENUE
East Bay Municipal Utility District Water System Revenue	2,050,000	5.000%	06/01/2026	2,376,306

EAST SIDE UNION HIGH SCHOOL DISTRICT
East Side Union High School District	2,975,000	5.250%	09/01/2023	3,234,168

FOOTHILL-DE ANZA COMMUNITY COLLEGE DISTRICT
Foothill-De Anza Community College District	2,000,000	0.000%	08/01/2027	1,896,272

LA MIRADA REDEVELOPMENT AGENCY SUCCESSOR AGENCY
La Mirada Redevelopment Agency Successor Agency	1,000,000	5.000%	08/15/2023	1,077,522

LOS ANGELES COMMUNITY COLLEGE DISTRICT/CA
Los Angeles Community College District/CA	865,000	5.000%	08/01/2028	971,549

LOS ANGELES COUNTY METROPOLITAN TRANSPORTATION AUTHORITY
Los Angeles County Metropolitan Transportation Authority	1,500,000	5.000%	07/01/2023	1,612,978
Los Angeles County Metropolitan Transportation Authority	500,000	4.000%	07/01/2028	559,468

LOS ANGELES DEPARTMENT OF WATER & POWER
Los Angeles Department of Water & Power Water System Revenue	1,985,000	5.000%	07/01/2037	2,038,684

LOS RIOS COMMUNITY COLLEGE DISTRICT
Los Rios Community College District	2,500,000	5.000%	08/01/2032	2,689,132

Milpitas Unified School District/CA
Milpitas Unified School District/CA	2,000,000	3.000%	08/01/2034	2,273,708

MOUNT SAN ANTONIO COMMUNITY COLLEGE DISTRICT
Mount San Antonio Community College District	2,345,000	5.000%	08/01/2034	2,531,563

PORT OF LOS ANGELES
Port of Los Angeles	290,000	4.000%	08/01/2023	307,636

SACRAMENTO MUNICIPAL UTILITY DISTRICT
Sacramento Municipal Utility District	770,000	5.250%	07/01/2024	831,249

SAN DIEGO COMMUNITY COLLEGE DISTRICT
San Diego Community College District	1,175,000	5.000%	08/01/2027	1,268,193

SAN FRANCISCO BAY AREA RAPID TRANSIT DISTRICT
San Francisco Bay Area Rapid Transit District	2,300,000	5.000%	08/01/2036	2,819,195
San Francisco Bay Area Rapid Transit District	645,000	4.000%	08/01/2034	754,573

SAN FRANCISCO CITY & COUNTY PUBLIC UTILITIES COMMISSION POWER REVENUE
San Francisco City & County Public Utilities Commission Power Revenue	1,170,000	5.000%	11/01/2036	1,341,956
San Francisco City & County Public Utilities Commission Power Revenue	680,000	5.000%	11/01/2030	781,933

SAN MATEO FOSTER CITY PUBLIC FINANCING AUTHORITY
San Mateo Foster City Public Financing Authority	2,000,000	4.000%	08/01/2044	2,372,574

SANTA CLARA VALLEY TRANSPORTATION AUTHORITY
Santa Clara Valley Transportation Authority	1,000,000	5.000%	04/01/2034	1,153,108

SANTA MARIA JOINT UNION HIGH SCHOOL DISTRICT
Santa Maria Joint Union High School District	2,500,000	0.000%	08/01/2029	2,246,264

STATE OF CALIFORNIA
State of California	900,000	3.000%	10/01/2028	956,848

TURLOCK IRRIGATION DISTRICT
Turlock Irrigation District	300,000	5.000%	01/01/2036	386,414

UNIVERSITY OF CALIFORNIA
University of California	925,000	5.000%	05/15/2029	1,028,447

WILLIAM S HART UNION HIGH SCHOOL DISTRICT
William S Hart Union High School District	3,595,000	0.000%	09/01/2029	3,214,185

Total Municipal Bonds (Cost $51,550,575)				52,858,194

Variable Rate Demand Notes* (Cost $2,500,000) (4.47%)
California Statewide Communities Development Authority**,***	600,000	0.010%	12/01/2021	600,000

Santa Clara Valley Transportation Authority**,***	1,200,000	1.999%	12/01/2021	1,200,000

University of California**,***	700,000	0.010%	12/01/2021	700,000

Total Variable Rate Demand Notes				2,500,000

Total Investments (Cost $54,050,575)(a) (98.93%)				$55,358,194
Other Net Assets (1.07%)				598,938
Net Assets (100.00%)				$55,957,132

(a)	Aggregate cost for federal income tax purposes is $51,550,575.

At November 30, 2021, unrealized appreciation/(depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$3,807,618
Unrealized depreciation	-
Net unrealized appreciation	$3,807,618

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

*	Stated maturity reflects next reset date.
**	In accordance with the offering documents, daily interest rates are determined by the Remarketing Agents.
***	Rate Effective as of November 30, 2021